DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 29, 2016 USD ($)	Dec. 27, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 43,190		$ 43,190
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | ¥		¥ 552
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			11,750		20,387	43,068
Cash Divested From Withholding Income Tax and Stamp Duties			8,330	¥ 58
Discontinued Operations [Member]
Accrued Withholding Tax			$ 2,045		$ 1,608	$ 3,362
Super TV [Member]
Disposal Group, Including Discontinued Operation, Consideration | ¥		¥ 610
Percentage of equity interest transferred		90.09%